Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 1,025	€ 243	€ 2,259	€ 243
Other income		99	411	200	552
Research and development costs		(11,449)	(9,735)	(24,816)	(18,640)
General and administrative costs		(5,412)	(4,122)	(10,320)	(7,461)
Total operating costs		(16,861)	(13,857)	(35,136)	(26,101)
Operating result		(15,737)	(13,203)	(32,677)	(25,306)
Finance income and expense		(119)	(2,464)	(1,378)	(2,757)
Results related to associates				(8)
Gain on disposal of associate					514
Gain on derecognition of financial liabilities		1,144		1,144
Results related to financial liabilities measured at fair value through profit or loss		62	(33)	3,826	(762)
Result before corporate income taxes		(14,650)	(15,700)	(29,093)	(28,311)
Income taxes		(20)	(53)	(27)	(60)
Result for the period		(14,670)	(15,753)	(29,120)	(28,371)
Other comprehensive income (foreign exchange differences on foreign operation)		689	(141)	911	255
Total comprehensive income		(13,981)	(15,894)	(28,209)	(28,116)
Result attributable to
Owners of the Company		(14,887)	(15,746)	(29,329)	(28,353)
Non-controlling interests		217	(7)	209	(18)
Result for the period		(14,670)	(15,753)	(29,120)	(28,371)
Total comprehensive income attributable to
Owners of the Company		(14,198)	(15,887)	(28,418)	(28,098)
Non-controlling interests		217	(7)	209	(18)
Total comprehensive income		€ (13,981)	€ (15,894)	€ (28,209)	€ (28,116)
Share information
Weighted average number of shares outstanding	[1]	71,362,088	66,147,153	71,359,642	58,521,508
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	71,362,088	66,147,153	71,359,642	58,521,508
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.21)	€ (0.24)	€ (0.41)	€ (0.48)
Diluted loss per share	[1]	€ (0.21)	€ (0.24)	€ (0.41)	€ (0.48)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal